FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	September 30, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$147,232,177	$146,629,787

Description	Level	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$146,629,787